World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2014

Dates Covered
Collections Period	04/01/14 - 04/30/14
Interest Accrual Period	04/15/14 - 05/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/14	600,721,211.65	38,460
Yield Supplement Overcollateralization Amount at 03/31/14	8,881,586.40	0
Receivables Balance at 03/31/14	609,602,798.05	38,460
Principal Payments	27,032,922.85	1,241
Defaulted Receivables	1,192,127.33	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/14	8,344,396.55	0
Pool Balance at 04/30/14	573,033,351.32	37,171

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	6,596,294.21	547
Past Due 61-90 days	1,500,938.00	109
Past Due 91 + days	256,198.12	17
Total	8,353,430.33	673

Total 31+ Delinquent as % Ending Pool Balance	1.46%

Recoveries	816,541.85

Aggregate Net Losses/(Gains) - April 2014	375,585.48

Overcollateralization Target Amount	25,786,500.81
Actual Overcollateralization	25,786,500.81

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	4.47%
Weighted Average Remaining Term	49.21

Flow of Funds	$ Amount

Collections	29,592,802.34
Advances	(8,648.16)
Investment Earnings on Cash Accounts	736.90
Servicing Fee	(508,002.33)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	29,076,888.75

Distributions of Available Funds
(1) Class A Interest	280,838.01
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	655,405.81
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	25,786,500.81
(7) Distribution to Certificateholders	2,336,292.94
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,076,888.75

Servicing Fee	508,002.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 04/15/14	573,688,757.13
Principal Paid	26,441,906.62
Note Balance @ 05/15/14	547,246,850.51

Class A-1
Note Balance @ 04/15/14	0.00
Principal Paid	0.00
Note Balance @ 05/15/14	0.00
Note Factor @ 05/15/14	0.0000000%

Class A-2
Note Balance @ 04/15/14	189,797,757.13
Principal Paid	26,441,906.62
Note Balance @ 05/15/14	163,355,850.51
Note Factor @ 05/15/14	59.4021275%

Class A-3
Note Balance @ 04/15/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	270,000,000.00
Note Factor @ 05/15/14	100.0000000%

Class A-4
Note Balance @ 04/15/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	94,934,000.00
Note Factor @ 05/15/14	100.0000000%

Class B
Note Balance @ 04/15/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	18,957,000.00
Note Factor @ 05/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	298,689.19
Total Principal Paid	26,441,906.62
Total Paid	26,740,595.81

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	68,010.86
Principal Paid	26,441,906.62
Total Paid to A-2 Holders	26,509,917.48

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3304482
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.2534239
Total Distribution Amount	29.5838721

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2473122
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	96.1523877
Total A-2 Distribution Amount	96.3996999

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	24.79
Noteholders' Principal Distributable Amount	975.21

Account Balances	$ Amount

Advances
Balance as of 03/31/14	79,728.97
Balance as of 04/30/14	71,080.81
Change	(8,648.16)

Reserve Account
Balance as of 04/15/14	2,311,742.39
Investment Earnings	57.00
Investment Earnings Paid	(57.00)
Deposit/(Withdrawal)	-
Balance as of 05/15/14	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39